Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	$ 2,223	$ 704	$ 896	$ 704
Long-term debt, gross	1,123,890	874,858	1,249,153	981,151
Less net unamortized debt issue costs	(17,096)		(12,943)
Long-term debt	1,106,794		1,236,210
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	149,206	118,000	95,041	74,650
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	1,333
Long-term debt, gross	17,667
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	890	704	896	704
Long-term debt, gross	11,498	9,093	12,474	9,797
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross			363,782	285,734
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross			335,099	263,205
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	439,735	347,765	$ 442,757	$ 347,765
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 505,784	$ 400,000